Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

31. Related Party Transactions

Equity accounted investee

Transactions between the Company and its investee occurring before the acquisition of control on January 31, 2014 were all transacted in the normal course of business. These transactions were the result of the investee billing the Company for services it provided to the Company. In turn, the Company billed its customers for these services which were measured at the exchange amount. Transactions between the Company and its investee only reflect the Company’s share of the transaction.

Transportation services

A company owned by an officer of a BFI Canada Inc. subsidiary provides transportation services to the Company.

All related party transactions are recorded at the exchange amounts.

	December 31
	2014	2013
Investment in equity accounted investee
Charges (recorded to operating expenses)	$110	$553

Transportation services
Charges (recorded to operating expenses)	$4,336	$3,788
Amounts owing (included in accounts payable)	$36	$70